STOCK-BASED COMPENSATION (Details - Stock based compensation) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Stock based compensation expense	$ 450,014	$ 231,115	$ 769,790	$ 721,637
Cost of Sales [Member]
Stock based compensation expense	9,556	34,712	25,410	91,542
Research and Development Expense [Member]
Stock based compensation expense	41,140	70,237	122,198	164,036
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 399,318	$ 126,166	$ 622,182	$ 466,059